Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets Measured at Fair Value on a Recurring Basis
Financial assets measured at fair value on a recurring basis using the above input categories were as follows (in thousands):

	Pricing Category	Fair Value at
		March 31, 2021	December 31, 2020
Assets:
Cash equivalents and marketable securities:
Money market funds	Level 1	28,239	744
U.S. Treasury securities	Level 1	—	64,997
Short-term investments:
U.S. Treasury securities	Level 1	131,499	68,990
Total		159,738	134,731

Liabilities:
Other non-current liabilities
Derivative liability	Level 3	65,414	70,870
Warrant liability	Level 3	61,447	39,670
Total		126,861	110,540

Financial assets measured at fair value on a recurring basis using the above input categories were as follows (in thousands):

		Fair Value at
	Pricing Category	December 31,
		2020	2019
Assets:
Cash equivalents:
Money market funds	Level 1	$744	$3,334
U.S. Treasury securities	Level 1	64,997	29,957
Short-term investments:
U.S. Treasury securities	Level 1	68,990	39,877
Total		$134,731	$73,168
Liabilities:
Other non-current liabilities:
Derivative liability	Level 3	$70,870	$—
Warrant liability	Level 3	39,670	—
Total		$110,540	$—

Changes in Fair Value of Derivative and Warrant Liabilities
A summary of the changes in the fair value of the derivative liability is as follows (in thousands):

Amount
Derivative liability - December 31, 2020	$70,870
Change in fair value	(5,456)
Derivative liability - March 31, 2021	$65,414
A summary of the changes in the fair value of the warrant liability is as follows (in thousands):

Amount
Warrant liability - December 31, 2020	$39,670
Change in fair value	21,777
Warrant liability - March 31, 2021	$61,447

A summary of the changes in the fair value of the derivative liability is as follows (in thousands):

Amount
Derivative liability – at issuance	$68,514
Change in fair value	2,356
Derivative liability – December 31, 2020	$70,870
A summary of the changes in the fair value of the warrant liability is as follows (in thousands):

Amount
Warrant liability – at issuance	$29,037
Change in fair value	10,633
Warrant liability – December 31, 2020	$39,670

ArcLight
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of fair value hierarchy of valuation techniques

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$277,594,152	$—	$—

Liabilities:
Derivative warrant liabilities - public	$79,370,000	$—	$—
Derivative warrant liabilities - private	$—	$—	$43,190,000
December 31, 2020:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$277,547,390	$—	$—

Liabilities:
Derivative warrant liabilities - public	$31,930,000	$—	$—
Derivative warrant liabilities - private	$—	$—	$17,380,000

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$277,547,390	$—	$—

Liabilities:
Derivative warrant liabilities – public warrants	$31,930,000	$—	$—
Derivative warrant liabilities – private warrants	$—	$—	$17,380,000

Schedule of information regarding Level 3 fair value measurements inputs as their measurement dates

	As of December 31, 2020	As of March 31, 2021
Stock price	$10.04	$15.67
Volatility	22.0%	10.0%
Expected life of the options to convert	5.73	5.25
Risk-free rate	0.38%	0.98%
Dividend yield	—	—

	As of September 25, 2020	As of December 31, 2020
Strike price	$10.00	$10.04
Contractual term (years)	1.0	1.0
Volatility	15.00%	22.00%
Risk-free interest rate	37.00%	0.38%
Dividend yield(per share)	0.0%	0.0%

Schedule of Changes in Fair Value of Plan Assets

Derivative warrant liabilities at December 31, 2020 (inception)	$49,310,000
Change in fair value of derivative warrant liabilities	73,250,000
Derivative warrant liabilities at March 31, 2021	$122,560,000

Derivative warrant liabilities at July 3, 2020 (inception)	$—
Issuance of Public and Private Warrants	16,090,000
Additional warrant liabilities	1,469,100
Change in fair value of derivative warrant liabilities	31,750,900
Derivative warrant liabilities at December 31, 2020	$49,310,000